LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT

The composition of the long-term debt follows:

	September 30, 2021	December 31, 2020
Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $14,222 and $19,044 as of September 30, 2021 and December 31, 2020, respectively	$500,025	$542,760
Oak Street Funding LLC Senior Secured Amortizing Credit Facility, net of deferred financing costs of $18,477 and $22,737 as of September 30, 2021 and December 31, 2020, respectively	809,210	877,550
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $12,155 and $16,685 as of September 30, 2021 and December 31, 2020, respectively	909,156	979,966
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $44,115 and $54,293 as of September 30, 2021 and December 31, 2020, respectively	2,287,256	2,465,410
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $50,230 and $65,968 as of September 30, 2021 and December 31, 2020, respectively	3,710,234	3,983,594

	8,215,881	8,849,280
Less: current portion	(890,901)	(963,450)
Long-term debt	$7,324,980	$7,885,830

The composition of the long-term debt follows:

	December 31, 2020	December 31, 2019
Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $19,044 and $21,263 as of December 31, 2020 and 2019, respectively	$542,760	$595,797
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, net of deferred financing costs of $22,737 and $25,293 as of December 31, 2020 and 2019, respectively	877,550	963,174
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $16,685 as of December 31, 2020 and 2019	979,966	1,066,815
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $54,293 as of December 31, 2020 and 2019	2,465,410	2,593,707
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $65,968 as of December 31, 2020 and 2019	3,983,594	4,062,032
	8,849,280	9,281,525
Less: current portion	(963,450)	(1,010,570)
Long-term debt	$7,885,830	$8,270,955

SCHEDULE OF CUMULATIVE MATURITIES OF LONG-TERM OBLIGATIONS

Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), excluding deferred financing costs, as of September 30, 2021 are:

Fiscal year ending December 31,	Maturities of Long-Term Debt
2021	$221,312
2022	913,920
2023	963,584
2024	1,015,030
2025	1,071,119
Thereafter	4,170,120
Total	$8,355,085
Less debt issuance costs	(139,204)
Total	$8,215,881

Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), net of deferred financing costs, as of December 31, 2020 are:

Years ending December 31,	Maturities of Long-Term Debt
2021	$963,450
2022	963,450
2023	963,450
2024	963,450
2025	963,450
Thereafter	4,032,030
Total	$8,849,280